Contents of Significant Accounts - Aging Analysis of Accounts Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 36,444,510	$ 1,185,959	$ 34,624,109
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	36,653,611		34,818,600
Neither past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	30,545,437		30,758,397
Past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	6,108,174		4,060,203
Past due [member] | Less than or equal to 30 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	5,303,765		3,294,617
Past due [member] | 31 to 60 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	130,408		138,854
Past due [member] | 61 to 90 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,247		8,026
Past due [member] | 91 to 120 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	7,886		43,413
Past due [member] | Greater than or equal to 121 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	$ 662,868		$ 575,293